Debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [Abstract]
Debt [Text Block]
11)	Debt

	December 31, 2025	December 31, 2024
Total debt	$107,066	$92,280

		Cash flows
	December 31, 2024	Proceeds	Repayment	December 31, 2025
Total debt	$92,280	$107,015	$(92,229)	$107,066
Total liabilities from financing activities	$92,280	$107,015	$(92,229)	$107,066

		Cash flows
	December 31, 2023	Proceeds	Repayment	December 31, 2024
Total debt	$75,000	$44,355	$(27,075)	$92,280

Credit facilities

	Interest rate (p.a.)	Current	Non-current	Total
October 2022 facility	8.51%	$19,288	$-	$19,288
January 2023 facility	8.51%	$10,000	$-	$10,000
September 2023 facility	8.75%	$14,644	$-	$14,644
October 2023 facility	8.95%	$19,525	$-	$19,525
December 2023 facility	10.45%	$9,762	$-	$9,762
Working capital facility	9.05%	$9,016	$-	$9,016
Inventory financing facilities	See below	$18,831	$-	$18,831
August 2025 facility	15.00%	$6,000	$-	$6,000
		$107,066	$-	$107,066

In October 2022, the Company secured a debt facility of $20,000 with a bank in Brazil. Following an amendment finalized in June 2023, the facility is for three years, with the principal due to repayment at maturity. In addition to an upfront fee of 0.80%, interest accrued at a rate of 8.51% p.a. is to be paid every six months. In October 2025, a principal repayment of $712 was made. Subsequently, an amendment to the agreement was executed, extending the maturity of the remaining balance to September 2026. The amended terms provide for quarterly interest payments at an annual interest rate of 8.51%.

In January 2023, and amended in June 2023, the Company secured a three -year debt facility of $10,000, bearing interest at 8.51% p.a. and an upfront fee of 0.80%. The principal is due for repayment at maturity, with interest payments due semi-annually. In October 2025 an amendment to the agreement was executed, extending the maturity of the balance to September 2026. The amended terms provide for quarterly interest payments at an annual interest rate of 8.51%.

In September 2023, the Company secured a $15,000 debt facility with a bank in Brazil. This facility is for three years, with four equal principal repayments due semi-annually after a grace period of 540 days. Accrued interest at a rate of 8.75% p.a. is to be paid every six months. In May 2025, the Company extended the due date of the first principal payment from May until August 2025. In August 2025, the Company extended the due date of the first principal payment from August 2025 to October 2025.  In October 2025, a principal repayment of $356 was made. Subsequently, an amendment to the agreement was executed, extending the maturity of the remaining balance to September 2026. The amended terms provide for quarterly interest payments at an annual interest rate of 8.75%.

In October 2023, the Company secured a three -year $20,000 debt facility, bearing interest at 8.95% p.a. Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026. In October 2025, a principal repayment of $475 was made. Subsequently, an amendment to the agreement was executed, changing the maturity of the installments to September 2026. The amended terms provide for quarterly interest payments at an annual interest rate of 8.95%.

In December 2023, the Company secured a two -year $10,000 debt facility, with the principal due for repayment at maturity. In addition to an upfront fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity. In October 2025, a principal repayment of $237 was made. Subsequently, an amendment to the agreement was executed, extending the maturity of the remaining balance to September 2026. The amended terms provide for quarterly interest payments at an annual interest rate of 10.45%.

In May 2024, the Company secured a working capital debt facility with a bank in Brazil for a total limit of $8,000. Drawdowns on the facility were repayable in 90 days together with accrued interest at a rate of 8.25% p.a., with renewals subject to approval by the bank. On May 10, 2024, the Company received $7,813 from this facility and it was repaid in full in August 2024. In September 2024, the facility was amended to a total limit of R$50,000 with drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a. On September 30, 2024, the Company received R$50,000 ($9,235) from this facility. In January 2025, the term was extended for a further 120 days with no change in the interest rate. In May 2025, the Company extended the term for a further 120 days with accrued interest at a rate of 9.05% p.a. In September 2025, the Company extended the term for one year with accrued interest at a rate of 9.05% p.a.

On June 25, 2024, the Company entered into an inventory financing agreement for up to $10,000. Under this facility, the Company may use its finished vanadium products inventory as collateral to obtain drawdowns of up to $10,000 for periods of up to 100 days. Repayments include a 1% commission fee, interest at the one -month U.S. Secured Overnight Financing Rate (SOFR) plus 3.0%, and other direct costs. The Company began utilizing the facility in July 2024. On October 1, 2025, the facility was amended. Under the amended agreement, the total financing limit increased to up to $35,000, consisting of $25,000 secured by inventory and $10,000 secured by customer receivables. The inventory financing commission is charged at 3% on the sales invoice value.

On July 5, 2024, the Company entered into an additional inventory financing agreement for up to $10,000. The facility, which matures on June 30, 2026, allows the Company to use its finished vanadium products inventory as collateral to obtain drawdowns of up to $10,000 for periods of up to 90 days. Repayments include a 1% commission fee, interest, and other direct costs. As of December 31, 2025, all advances had been repaid, and there were no outstanding amounts under the facility.  Subsequent to December 31, 2025, the Company terminated its relationship with the financing provider.

The Company received cash proceeds of $82,642 and made repayments of $67,674 in relation to the two inventory financing agreements outlined above during the 12 months ended December 31, 2025.

In August 2025, the Company secured a loan facility for a principal amount of $6,000. This Facility is secured against the Company's equity interest in Largo Physical Vanadium Corp., in which the Company holds a 65.7% majority stake. This Facility has a term of six months, bears interest at an annual rate of 15%, and includes a 1% arrangement fee. Subsequent to December 31, 2025, the Company signed a binding term sheet to extend the debt facility. Refer to note 25 - Subsequent Events for further details.